Long-Term Investments, Net (Tables)	12 Months Ended
May 31, 2024
Schedule of Investments [Abstract]
Long-Term Investments
Long-term investments, net, consisted of the following:

	As of May 31,
	2023	2024
	US$	US$
Equity securities with readily determinable fair value:
Mobvoi Inc. (“Mobvoi”) (a)	—	15,840
Sunlands Online Education Group (“Sunlands”) (b)	3,588	8,091
Other investments	2,703	1,096

Subtotal	6,291	25,027

Equity securities without readily determinable fair value:
G-Net Cloud Service Co., Ltd. (“G-Net”) (c)	14,065	—
EEO Education Technology Co., Ltd. (“EEO”) (d)	9,312	9,312
Other investments (e)	14,758	14,347

Subtotal	38,135	23,659

Equity method investments:
VM EDU Fund I, L.P.(f)	66,331	51,383
New Oriental Education and Culture Industry Fund (Zhangjiagang) Partnership (Limited Partnership) (“Education Industry Fund”) (g)	76,369	44,272
Thaiwoo Enterprise Management Co., Ltd (“Thaiwoo Management”) (h)	—	41,761
Other investments (i)	52,871	33,933

Subtotal	195,571	171,349

Available-for-sale investments:
Shanghai Golden Education & Training Co., Ltd. (“Golden Finance”) (j)	76,115	52,130
Happy_seed (Cayman) Ltd. (“Happy Seed”) (k)	20,183	20,183
Tianjin Uhozz Internet Technology Co., Ltd. (“Uhozz”) (l)	17,890	17,890
Other available-for-sale investments (m)	45,400	45,574

Subtotal	159,588	135,777

	399,585	355,812

(a)
In September 2020, the Group invested 2.3
% equity interests in Mobvoi, a company engaged in providing AI-generated content solutions, AI enterprise solutions, smart devices and accessories with generative AI and voice interaction technologies. The Group accounted for the investment as equity securities without readily determinable fair value as Mobvoi is a private company without readily determinable fair value. On April 24, 2024, Mobvoi completed Initial Public Offering (“IPO”) on the Stock Exchange of Hong Kong Limited, and the Group started to account for the investment as equity securities with readily determinable fair value. For the year ended May 31, 2024, the fair value change related to the investment in Mobvoi Inc. was US$
12,760.

(b)
For the years ended May 31, 2022, 2023 and 2024, with the
fluctuation of
stock price of Sunlands, losses of US$
10,467, US$1,883
and gain of US$
4,503 were recorded in
(Loss)/gain
from fair value change of investments on the Group’s consolidated statements of operations, respectively.

(c)
In August 2020, the Group acquired 3% equity interests in
G-Net,
a company engaged in the business of audio and web conferencing services. The Group accounted for the investment as equity securities without readily determinable fair value as
G-Net
is a private company without readily determinable fair value. For the years ended May 31, 2022, 2023 and 2024, nil, nil and US$13,956 impairment loss was recorded from this investment.

(d)
In April 2017, the Group acquired 10% equity interests in EEO, a company engaged in the business of developing on-line
classroom product. The Group accounted for the investment as equity securities without readily determinable fair value as EEO is a private company without readily determinable fair value. For the years ended May 31, 2022, 2023 and 2024, no impairment loss was recorded from this investment.

(e)
The Group holds several insignificant investments in third-party private companies and has no ability to exercise significant influence over the investees. Those investments were accounted for using the measurement alternative when there is no readily determinable fair value for the investments. The Group recorded US$24,354, nil and US$4,358 impairment loss on these investments for the years ended May 31, 2022, 2023 and 2024, respectively.

(f)
In June 2019, VM EDU Fund I, LP., a market-driven investment entity, was established. The Group participates in VM EDU Fund I, LP. as a limited partner and invested US$
51,383
in VM EDU Fund I, LP. as of May 31, 2024. The Group accounts for the investment under the equity method in accordance with ASC 323, because the Group is a limited partner and owns
49.7% interest in VM EDU Fund I, LP.

(g)
In July 2018, Education Industry Fund was established. There are two general partners in the fund, which include an entity invested by Mr. Yu and an unrelated third party. The Group participates in Education Industry Fund as a limited partner and invested US$
44,272
in Education Industry Fund as of May 31, 2024. The Group accounts for the investment under the equity method in accordance with ASC 323, because the Group is a limited partner and owns
36.3% interest in Education Industry Fund.

(h)
In January 2024, the Group invested in Thaiwoo Management, a company engaged in the business of real estate and ski resort operation, with a consideration of US$55,574. The Group accounts for the investment under the equity method in accordance with ASC 323 because the Group has significant influence and owns 35.0% interest in Thaiwoo Management.

(i)
The Group holds from 6.9% to 40.0% equity interests in other
7
third-party companies through investments in their common shares or in-substance
common shares as of May 31, 2024. The Group accounts for these investments under the equity method because the Group has the ability to exercise significant influence but does not have control over the investees. For the years ended May 31, 2022, 2023 and 2024, the Group recorded impairment loss of US$48,417, US$3,892 and nil, respectively.

(j)
In April 2015, the Group invested 9.8% equity interests in Golden Finance, a company engaged in training program business associated with finance and business management. In November 2015, the Group further subscribed 9.8% equity interests. In May 2019, the Group disposed of 7.2% equity interests for a total consideration of US$33,156. The Group accounts for the investment as available-for-sale
investments since the investee’s preferred shares held are redeemable and determined to be debt securities and measured at fair value.

(k)
In August 2019, the Group invested 6.4% equity interests in Happy Seed, a company engaged in cultivating logical thinking skill. In September 2020, the Group further subscribed additional 1.6% equity interests. The Group accounts for the investment as available-for-sale
investments since the investee’s preferred shares held are redeemable and determined to be debt securities and measured at fair value.

(l)
In May 2015, the Group invested in Uhozz, a company providing oversea rental agency services, for a 10.0% equity interests with redemption and liquidation preferences. In March 2018, the Group further subscribed to 15.2
% series B preferred shares. The Group accounted for the investment as available-for-sale investments since the investee’s preferred shares held are redeemable and determined to be debt securities and measured at fair value.

(m)
Other
available-for-sale
investments represent several insignificant individual investments classified as available-for-sale
investments as of May 31, 2022, 2023 and 2024. Realized gains of US$18,068, nil and nil were recorded in realized gain from long-term investments for the years ended May 31, 2022, 2023 and 2024, respectively. The Group recorded US$46,442, US$2,901 and US$11,693 impairment loss on these investments for the years ended May 31, 2022, 2023 and 2024, respectively.